Commitments and Contingencies	9 Months Ended
Sep. 30, 2014
Commitments and Contingencies
Commitments and Contingencies

9.Commitments and Contingencies

The Company is subject to legal proceedings and claims that arise in the ordinary course of its business.  The Company believes that the final disposition of such matters will not have a material adverse effect on its financial position, results of operations, or liquidity.